Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Total revenue		$ 1,135,000,000	$ 844,000,000	$ 2,188,000,000	$ 1,783,000,000
Operating expenses		943,000,000	748,000,000	1,852,000,000	1,472,000,000
Accounts receivable, net		1,119,000,000		1,119,000,000			$ 1,107,000,000
Other current liabilities		414,000,000		414,000,000			426,000,000
Contract liabilities		296,000,000		296,000,000			209,000,000
Additional (reversal of) provision		0	0	(1,000,000)	16,000,000
Accounts receivable, allowance		19,000,000	19,000,000	19,000,000	19,000,000	$ 19,000,000	20,000,000	$ 19,000,000	$ 3,000,000
Proceeds from equity method investments		2,600,000	1,000,000	4,400,000	1,300,000
Total prepaid expenses and other current assets		346,000,000		346,000,000			256,000,000
Other non-current assets		249,000,000		249,000,000			305,000,000
Loan receivable		3,000,000		3,000,000			20,000,000
Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost		27,000,000		27,000,000			27,000,000
Arduino
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost		16,900,000		16,900,000			16,600,000
Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost		3,200,000		3,200,000			3,200,000
Ampere | Loans receivable
Related Party Transaction [Line Items]
Total prepaid expenses and other current assets		34,500,000		34,500,000
Other non-current assets							33,800,000
Related Parties
Related Party Transaction [Line Items]
Total revenue		422,000,000	192,000,000	750,000,000	316,000,000
Operating lease, lease income, lease payments		300,000	300,000	500,000	700,000
Accounts receivable, net		304,000,000		304,000,000			279,000,000
Other current liabilities		6,000,000		6,000,000			11,000,000
Contract liabilities		88,000,000		88,000,000			105,000,000
Related Parties | Arduino | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets		16,900,000		16,900,000			16,600,000
Service Share Arrangement | Related Parties
Related Party Transaction [Line Items]
Total revenue		243,100,000	147,700,000	444,100,000	270,300,000
Operating expenses		14,600,000	15,200,000	28,500,000	31,400,000
Net receivable		315,000,000		315,000,000			284,600,000
Accounts receivable, net		320,500,000		320,500,000			294,500,000
Other current liabilities		5,500,000		5,500,000			9,900,000
Contract liabilities		87,700,000		87,700,000			104,200,000
Additional (reversal of) provision		0	0	0	16,000,000.0
Accounts receivable, allowance		16,000,000		16,000,000			16,000,000
Common Control in SoftBank | Related Parties
Related Party Transaction [Line Items]
Total revenue		177,900,000	43,200,000	304,000,000	43,200,000
Accounts receivable, net		0		0			0
Contract liabilities		0		0			0
Contract assets		351,500,000		351,500,000			145,500,000
Other Equity Investments | Related Parties
Related Party Transaction [Line Items]
Total revenue		800,000	600,000	1,400,000	2,000,000
Accounts receivable, net		0		0			700,000
Contract liabilities		300,000		300,000			700,000
Contract assets		1,000,000		1,000,000			6,300,000
Linaro Agreement | Related Parties
Related Party Transaction [Line Items]
Other current liabilities		300,000		300,000			700,000
Subscription costs incurred		2,200,000	$ 3,000,000	4,500,000	$ 5,400,000
Amounts of transaction	$ 4,000,000
Related party transaction, term	5 years
Total prepaid expenses and other current assets		$ 2,400,000		$ 2,400,000			$ 2,400,000
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage										10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage										48.20%